22. Grant Income	12 Months Ended
Jun. 30, 2023
Notes
22. Grant Income

24.Grant Income

During the year ended June 30, 2023, the Company received a grant for $109,750 (2022 – $109,745; 2021 – $nil) from the Manitoba Minerals Development Fund, for the purposes of supporting strategic projects that contribute to sustainable economic growth in the Province of Manitoba.